Related Party Transactions (Transactions with Investees) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Related Party Transaction [Line Items]
Advertising revenues earned from related party	¥ 71,048	$ 10,969	¥ 55,565	¥ 45,127
Brand license authorization revenues earned from related party	276,712	42,717	291,610	413,407
FM [Member]
Related Party Transaction [Line Items]
Loans provided to related party	8,000	1,235	4,300	0
Advances provided to related party	71	11	482	0
Loans repaid from related party	0	0	(800)	0
Tianbo [Member]
Related Party Transaction [Line Items]
Advances provided to related party	1,177	182	0	0
Advertising revenues earned from related party	4,384	677	421	0
Advertising resources provided by related party	(39)	(6)	(31)	0
Lilita [Member]
Related Party Transaction [Line Items]
Advertising revenues earned from related party	14,414	2,225	333	0
Brand license authorization revenues earned from related party	3,155	487	855	0
Fenghuang Jingcai [Member]
Related Party Transaction [Line Items]
Advances provided to related party	¥ 409	$ 63	¥ 0	¥ 0